Equity (Details) - USD ($)																										12 Months Ended
	Mar. 30, 2026	Jan. 23, 2026	Nov. 28, 2025	Nov. 07, 2025	Aug. 08, 2025	Jun. 24, 2025	May 30, 2025	Mar. 30, 2025	Mar. 20, 2025	Mar. 10, 2025	Nov. 26, 2024	Sep. 24, 2024	Sep. 16, 2024	Jul. 05, 2024	May 30, 2024	May 28, 2024	Feb. 14, 2024	Feb. 09, 2024	Jan. 11, 2024	Jan. 09, 2024	Sep. 25, 2023	Sep. 22, 2023	Jul. 21, 2023	Apr. 13, 2023	Sep. 23, 2022	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	May 08, 2025	Mar. 21, 2024	Jul. 25, 2023	Jun. 30, 2023
Equity [Line Items]
Ordinary shares, issued																										3,200,210
Reverse stock split	13,200						1,635	1,635				1,635
Ordinary shares issued										75,000,000
Ordinary shares, par value (in Dollars per share)																										$ 1.25
Offering expenses (in Dollars)			$ 13,500,000	$ 21,000,000	$ 17,600,000																						$ 30,000,000
Purchase price (in Dollars)										$ 15,000,000																$ 50,553,300	108,065,152	$ 35,733,560
Converted shares		1											1					1				1
Converted shares issues																													1
Authorized share capital (in Dollars)											$ 1,000,020,000
Shares designated											10,000,000
After tax rate of net income																										10.00%
Reserve capital percentage																										50.00%
Statutory surplus reserve (in Dollars)																										$ 664,100	$ 664,100
Board of Directors [Member]
Equity [Line Items]
Reverse stock split	173
Granted stock awards																				340,000
2024 Omnibus Equity Plan [Member]
Equity [Line Items]
Ordinary shares issued																3,000,000
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, issued																										3,200,210	4,003,859	4,003,859		10,000,000		4,003,859
Reverse stock split	80,000						80,000
Ordinary shares issued						330,000
Authorized share capital (in Dollars)											$ 1,000,020,000
Shares designated											100,000,000
Ordinary Shares [Member] | Board of Directors [Member]
Equity [Line Items]
Ordinary shares issued																												340,000
Preferred Stock [Member]
Equity [Line Items]
Shares designated											1,000,000,000,000
Share Incentive Plan [Member]
Equity [Line Items]
Reverse stock split	173						173					173					5
Granted stock awards																												2,100,000
Share Incentive Plan [Member] | Board of Directors [Member]
Equity [Line Items]
Reverse stock split	5						5					5
Share Incentive Plan [Member] | Ordinary Shares [Member]
Equity [Line Items]
Reverse stock split																										20,443,634
Ordinary shares issued																											330,000
Securities Purchase Agreements [Member]
Equity [Line Items]
Reverse stock split	1,200,000							640,000									320				320			320	320
Aggregate share																							107,317,074
Ordinary shares issued																			20,000,000
Offering expenses (in Dollars)														$ 65,000,000																$ 12,000,000	$ 12,000,000
Purchase price (in Dollars)																			$ 13,600,000
Securities Purchase Agreements [Member] | Ordinary Shares [Member]
Equity [Line Items]
Reverse stock split	172						172					172					172				172
Ordinary shares issued			30,000,000	30,000,000	16,000,000									65,000,000
E-Home Household Service Holdings Limited [Member]
Equity [Line Items]
Reverse stock split	44						44					44					44				44
E-Home Household Service Holdings Limited [Member] | Ordinary Shares [Member]
Equity [Line Items]
Reverse stock split																										27,248,959
E-Home Pingtan [Member]
Equity [Line Items]
Reverse stock split	60,000														60,000
Ordinary shares, par value (in Dollars per share)											$ 10
E-Home Pingtan [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)											0.001
Share capital extend per share (in Dollars per share)											9.999
Capital Reorganization and Reduction [Member]
Equity [Line Items]
Reverse stock per share (in Dollars per share)											0.002
Capital Reorganization and Reduction [Member] | Ordinary Shares [Member]
Equity [Line Items]
Reverse stock per share (in Dollars per share)											10
Capital Reorganization and Reduction [Member] | Preferred Stock [Member]
Equity [Line Items]
Reverse stock per share (in Dollars per share)											0.001
Maximum [Member]
Equity [Line Items]
Reverse stock per share (in Dollars per share)		$ 1.25											$ 10					$ 1				$ 0.2							$ 0.05
Increased of ordinary share (in Dollars per share)		1.25											10				$ 1												0.05
Maximum [Member] | E-Home Pingtan [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)											10
Minimum [Member]
Equity [Line Items]
Reverse stock per share (in Dollars per share)		0.05											1					$ 0.2				$ 0.02							0.001
Increased of ordinary share (in Dollars per share)		$ 0.05											$ 1																$ 0.001
Minimum [Member] | E-Home Pingtan [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)											$ 0.001
Stock Split [Member]
Equity [Line Items]
Reverse stock split, description																		one-for-five reverse stock split				one-for-ten reverse stock split
Stock Split [Member] | Securities Purchase Agreements [Member] | Ordinary Shares [Member]
Equity [Line Items]
Reverse stock split							5,200	5,200				5,200
Stock Split [Member] | Maximum [Member]
Equity [Line Items]
Increased of ordinary share (in Dollars per share)																					$ 0.2
Stock Split [Member] | Minimum [Member]
Equity [Line Items]
Increased of ordinary share (in Dollars per share)																	$ 0.2				$ 0.02
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, issued																										4,003,859	3,200,210	3,200,210				3,200,210
Reverse stock split	13,200						160,154	160,154				160,154
Ordinary Shares [Member] | Securities Purchase Agreements [Member]
Equity [Line Items]
Reverse stock split	800						800					800
Ordinary shares issued									100,000,000